Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Mar. 16, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	Aug. 28, 2015	May 31, 2015
C000005524
Account Value [Line Items]
Account Value	$ 15,411	$ 15,258	$ 15,030	$ 14,766	$ 14,182	$ 14,015	$ 13,537	$ 13,241	$ 12,774	$ 12,699	$ 12,401	$ 12,337	$ 12,796	$ 13,422	$ 13,630	$ 13,790	$ 13,503	$ 13,290	$ 12,994	$ 12,624	$ 11,942		$ 12,359	$ 12,384	$ 12,259	$ 11,839	$ 11,628	$ 11,192	$ 11,407	$ 11,234	$ 11,293	$ 11,307	$ 11,191	$ 11,055	$ 10,854	$ 10,369	$ 10,298	$ 9,830	$ 9,127	$ 9,427	$ 9,609		$ 10,000
C000005525
Account Value [Line Items]
Account Value	14,976	14,864	14,630	14,408	13,826	13,699	13,242	12,963	12,516	12,430	12,168	12,114	12,555	13,181	13,397	13,564	13,310	13,090	12,808	12,457	11,791		12,212	12,264	12,131	11,723	11,521	11,095	11,317	11,153	11,238	11,243	11,151	11,006	10,812	10,330	10,263	9,797	9,096	9,414	9,602		10,000
C000159675
Account Value [Line Items]
Account Value	810,312	802,090	789,962	775,945	745,129	736,217	710,940	696,500	670,631	666,542	650,795	648,402	671,260	703,881	714,640	722,798	708,607	696,195	680,534	660,983	625,115		646,733	647,853	641,175	619,031	607,854	584,852	595,955	586,709	589,643	590,176	583,916	576,628	566,003	540,551	536,700	512,105	475,285	490,771	500,083	$ 500,000
C000219342
Account Value [Line Items]
Account Value	14,555	14,410	14,146	13,897	13,302	13,145	12,674	12,376	11,919	11,807	11,531	11,451	11,856	12,412	12,583	12,708	12,421	12,186	11,894	11,535	10,893	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,596	11,629	11,507	11,522	10,995	10,991	10,767	10,738	10,854	10,637	10,641	10,868	11,091	11,782	12,209	12,283	12,085	12,102	12,351	12,293	12,134		11,937	11,513	11,546	11,090	10,689	10,391	10,480	10,423	10,360	10,533	10,591	10,462	10,308	10,205	10,539	10,299	10,164	9,988	9,945		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,596	11,629	11,507	11,522	10,995	10,991	10,767	10,738	10,854	10,637	10,641	10,868	11,091	11,782	12,209	12,283	12,085	12,102	12,351	12,293	12,134		11,937	11,513	11,546	11,090	10,689	10,391	10,480	10,423	10,360	10,533	10,591	10,462	10,308	10,205	10,539	10,299	10,164	9,988	9,945		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	582,616	584,300	578,166	578,915	552,458	552,226	540,974	539,546	545,338	534,444	534,666	546,062	557,280	591,997	613,428	617,130	607,204	608,076	620,586	617,651	609,672		599,778	578,452	580,098	557,208	537,037	522,110	526,537	523,690	520,537	529,213	532,121	525,659	517,921	512,733	529,513	517,490	510,694	501,835	499,700	500,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	9,762	9,790	9,687	9,700	9,256	9,252	9,064	9,040	9,137	8,954	8,958	9,149	9,337	9,919	10,278	10,340	10,173	10,188	10,398	10,349	10,215	10,000
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Account Value [Line Items]
Account Value	16,324	16,224	15,966	15,618	14,933	14,737	14,166	13,879	13,425	13,275	13,033	12,948	13,419	14,040	14,315	14,485	14,166	13,952	13,599	13,151	12,329		12,764	12,689	12,567	12,169	12,030	11,569	11,794	11,535	11,533	11,528	11,406	11,270	11,070	10,561	10,500	9,923	9,087	9,420	9,623		10,000
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Account Value [Line Items]
Account Value	16,324	16,224	15,966	15,618	14,933	14,737	14,166	13,879	13,425	13,275	13,033	12,948	13,419	14,040	14,315	14,485	14,166	13,952	13,599	13,151	12,329		12,764	12,689	12,567	12,169	12,030	11,569	11,794	11,535	11,533	11,528	11,406	11,270	11,070	10,561	10,500	9,923	9,087	9,420	9,623		$ 10,000
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Account Value [Line Items]
Account Value	849,177	843,945	830,559	812,430	776,809	766,591	736,915	721,980	698,384	690,538	677,990	673,564	698,051	730,376	744,672	753,476	736,928	725,760	707,391	684,133	641,339		$ 663,953	$ 660,073	$ 653,733	$ 633,049	$ 625,796	$ 601,833	$ 613,508	$ 600,034	$ 599,941	$ 599,664	$ 593,327	$ 586,257	$ 575,876	$ 549,362	$ 546,219	$ 516,190	$ 472,686	$ 490,014	$ 500,568	$ 500,000
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Account Value [Line Items]
Account Value	$ 14,264	$ 14,176	$ 13,951	$ 13,646	$ 13,048	$ 12,876	$ 12,378	$ 12,127	$ 11,731	$ 11,599	$ 11,388	$ 11,314	$ 11,725	$ 12,268	$ 12,508	$ 12,656	$ 12,378	$ 12,191	$ 11,882	$ 11,491	$ 10,773	$ 10,000